Rights and Obligations with Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
RIGHTS AND OBLIGATIONS WITH FINANCIAL INSTRUMENTS	RIGHTS AND OBLIGATIONS WITH FINANCIAL INSTRUMENTS

	Cash flow hedge		Fair value hedge	Derivatives not designated as hedge
Changes in fair value	Interest rate swap	Options – foreign currency	Interest rate swap	Options – foreign currency	Interest rate swap	Fuel	Forward – foreign currency	Total (a)

Rights (obligations) with derivatives at December, 31 2019	(7,129)	338,592	24,057	(35,487)	(62,803)	56,491	202,013	515,734
Gains (losses) recognized in result	(4,799)	(94,928)	24,421	(143,156)	(22,846)	(1,374,519)	163,711	(1,452,116)
Gains (losses) in OCI	7,129	152,132	—	—	—	—	—	159,261
Reclassification to debt	—	(218,979)	(43,485)	127,889	(101,136)	778,286	(15,200)	527,375
(Receipt) payment in cash	4,799	(176,817)	(2,744)	57,453	(82,706)	458,468	(1,432)	257,021
Rights (obligations) with derivatives at December, 31 2020	—	—	2,249	6,699	(269,491)	(81,274)	349,092	7,275

	Cash flow hedge		Fair value hedge	Derivatives not designated as hedge
Changes in fair value	Interest rate swap	Options – foreign currency	Interest rate swap	Options – foreign currency	Interest rate swap	Fuel	Forward – foreign currency	Total (a)

Rights (obligations) with derivatives at December, 31 2018	(9,422)	246,323	20,080	(45,949)	(166,987)	(123,223)	233,564	154,386
Gains (losses) recognized in result	(4,072)	99,855	6,133	10,462	140,159	115,189	(42,274)	325,452
Gains (losses) in OCI	2,294	(7,586)	—	—	—	—	—	(5,292)
(Receipt) payment in cash	4,071	—	(2,156)	—	(35,975)	64,525	10,723	41,188
Rights (obligations) with derivatives at December 31, 2019	(7,129)	338,592	24,057	(35,487)	(62,803)	56,491	202,013	515,734

(a)	The changes of derivative transactions are disclosed on a net basis.

Movement of equity method adjustment	Interest rate swap	Options – foreign currency	Total

Balance at December 31, 2019	7,129	152,132	159,261
Fair value adjustments during the period	2,918	—	2,918
Net reversals to result	(923)	(152,132)	(153,055)
Derecognition of hedged item	(9,124)		(9,124)
Balance at December 31, 2020	—	—	—

Movement of equity method adjustment	Interest rate swap	Options – foreign currency	Total

Balance at December 31, 2018	9,422	152,132	161,554
Fair value adjustments during the period	1,778	(99,855)	(98,077)
Net reversals to result	(4,071)	99,855	95,784
Balance at December 31, 2019	7,129	152,132	159,261